Notes to the consolidated statements of income - Deferred income tax assets and liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits
Total deferred tax assets	€ 1,561,178	€ 1,478,039
Total deferred tax liabilities	2,040,559	1,944,372
Net deferred tax liabilities	(479,381)	(466,333)
Trade accounts receivable
Disclosure of temporary difference, unused tax losses and unused tax credits
Total deferred tax assets	46,585	31,430
Total deferred tax liabilities	3,650	20,526
Inventories
Disclosure of temporary difference, unused tax losses and unused tax credits
Total deferred tax assets	93,831	70,663
Total deferred tax liabilities	3,464	3,983
Intangible assets
Disclosure of temporary difference, unused tax losses and unused tax credits
Total deferred tax assets	1,193	7,198
Total deferred tax liabilities	936,036	867,453
Property, plant and equipment
Disclosure of temporary difference, unused tax losses and unused tax credits
Total deferred tax assets	95,587	74,318
Total deferred tax liabilities	183,762	215,124
Lease liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits
Total deferred tax assets	779,241	776,120
Right-of-use assets
Disclosure of temporary difference, unused tax losses and unused tax credits
Total deferred tax liabilities	676,860	683,738
Provisions and other liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits
Total deferred tax assets	286,048	261,218
Total deferred tax liabilities	39,826	8,267
Pension liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits
Total deferred tax assets	123,368	113,819
Total deferred tax liabilities	1	119
Net operating loss carryforwards, tax credit carryforwards and interest carryforwards
Disclosure of temporary difference, unused tax losses and unused tax credits
Total deferred tax assets	119,453	99,060
Derivatives
Disclosure of temporary difference, unused tax losses and unused tax credits
Total deferred tax assets	8,704	1,273
Total deferred tax liabilities	6,530	4,547
Other temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits
Total deferred tax assets	7,168	42,940
Total deferred tax liabilities	€ 190,430	€ 140,615